Share-Based Payments - Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value (Detail) - RSU Calyxt 2017 [member] - Calyxt Inc. [member]	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of free shares outstanding, beginning balance	547,807	813,526
Number of restricted stock units outstanding, granted	406,981	105,633
Number of restricted stock units outstanding, vested	(193,857)	(309,693)
Number of restricted stock units outstanding, cancelled	(189,628)	(61,659)
Number of free shares outstanding, ending balance	571,303	547,807
Weighted average grant date fair value, beginning balance		$ 10.31
Weighted average grant date fair Value, granted	$ 4.59	6.54
Weighted average grant date fair value, vested	7.68	10.08
Weighted average grant date fair Value, cancelled	10.91	10.80
Weighted average grant date fair value, ending balance	$ 6.15	$ 9.49